Short-Term and Long-Term Bank Loan - Schedule of Short-Term and Long-Term Bank Loan (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Short-Term and Long-Term Bank Loan [Abstract]
Instalment bank loan – current portion	$ 355,466	$ 371,558
Instalment bank loan – noncurrent portion	1,334,565	1,503,797
Total loan	$ 1,690,031	$ 1,875,355